Filed Pursuant to Rule 497(d)


                   INVESCO UNIT TRUSTS, MUNICIPAL SERIES 1345
              Quality Municipal Income Trust, 20+ Year Series 207

                          Supplement to the Prospectus

Pursuant to authority granted under the Trust Agreement, the Supervisor, after consulting with the Sponsor, designated for sale the following bonds from your Portfolio, which the Trustee has sold. Any references to such bonds in the Prospectus are hereby removed:

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Bond Name
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California, Los Angeles County, Hermosa Beach City School District, Election of
2016 General Obligation Bonds, Series B 3.00% Due 08/01/2044
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Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds, Series
2019A 4.00% Due 01/01/2044
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Texas, Lower Colorado River Authority Transmission Contract Refunding Revenue
Bonds, LCRA Transmission Services Corporation Project, Series 2018 5.00% Due 05/15/2048
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Texas, Port Arthur Independent School District Unlimited Tax School Building
Bonds, Series 2019A (PSF) 4.00% Due 02/15/2049
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Pennsylvania Higher Educational Facilities Authority Revenue Bonds, State System
of Higher Education, Series AT-1 (Tax-Exempt) 3.00% Due 06/15/2045
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Ohio, Delaware County, Big Walnut Local School District, School Facilities
Construction and Improvement General Obligation Bonds, Series 2019 3.25% Due 12/01/2048
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New York, Town of Chili Monroe County General Obligation Bonds, Public
Improvement (Serial) Bonds, 2019 3.00% Due 12/15/2048
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Ohio, Clinton, Highland and Fayette Counties, East Clinton Local School District
General Obligation School Improvement Bonds, Series 2019A 3.00% Due 12/01/2046
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Utah, State Board of Regents of the State of Utah, Utah State University Student
Fee and Housing System Revenue Bonds, Series 2019 (Build America Mutual
Assurance Insured) 3.00% Due 04/01/2049
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New York, Water Authority of Great Neck North Water System Revenue Bonds, Series
2019 3.00% Due 11/01/2049
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New York, Metropolitan Transportation Authority Transportation Revenue Green
Bonds, Climate Bond Certified Series 2020A, Subseries 2020A-1 (Assured Municipal Insured) 4.00% Due 11/15/2050
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Florida, Miami-Dade County, Water and Sewer System Revenue Bonds, Series 2019B
4.00% Due 10/01/2049
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Supplement Dated: March 26, 2020